UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2015

VP Inflation Protection - Schedule of Investments
MARCH 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	18,731,654	22,744,330
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	16,540,342	19,633,899
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	12,835,748	15,053,920
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,173,110	4,486,232
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	10,720,891	14,354,266
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	10,998,563	14,870,398
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	16,534,000	16,782,010
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	11,772,202	11,580,904
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)	42,454,752	43,333,693
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	2,138,961	2,355,531
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	5,784,862	5,901,010
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	5,118,432	5,539,106
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	3,100,226	3,364,712
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	3,965,752	4,262,256
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	25,710,679	26,984,155
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	14,113,167	14,252,097
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	21,900,834	22,164,323
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	16,233,412	16,324,725
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	11,046,750	11,344,493
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	27,444,114	28,638,372
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	10,360,455	10,455,968
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/27	11,570,358	14,300,245
U.S. Treasury Inflation Indexed Notes, 2.50%, 1/15/29	17,498,120	22,407,165
U.S. Treasury Inflation Indexed Notes, 3.875%, 4/15/29	1,684,632	2,479,436
U.S. Treasury Inflation Indexed Notes, 3.375%, 4/15/32	8,330,508	12,253,002
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	12,935,862	15,258,250
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/45	992,460	1,013,162
TOTAL U.S. TREASURY SECURITIES (Cost $353,641,529)		382,137,660
CORPORATE BONDS — 17.0%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19	312,000	346,885
Lockheed Martin Corp., 2.125%, 9/15/16	562,000	572,905
Lockheed Martin Corp., 4.25%, 11/15/19	740,000	813,631
United Technologies Corp., 4.50%, 6/1/42	268,000	298,493
		2,031,914
Automobiles — 0.4%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)	499,000	505,005
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,249,000	1,271,623
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22	800,000	848,638
		2,625,266
Banks — 2.4%
Bank of America Corp., 5.75%, 12/1/17	1,705,000	1,876,895
Bank of America Corp., MTN, 3.30%, 1/11/23	1,030,000	1,044,497

Barclays Bank plc, 3.75%, 5/15/24	400,000	421,648
BB&T Corp., MTN, 2.05%, 6/19/18	300,000	304,222
Branch Banking & Trust Co., 3.80%, 10/30/26	300,000	316,318
Capital One Financial Corp, 3.15%, 7/15/16	562,000	576,491
Capital One Financial Corp., 2.45%, 4/24/19	400,000	405,138
Capital One Financial Corp., 3.20%, 2/5/25	350,000	347,822
Citigroup, Inc., 5.50%, 2/15/17	1,000,000	1,072,714
Citigroup, Inc., 1.75%, 5/1/18	499,000	498,417
Citigroup, Inc., 4.05%, 7/30/22	760,000	798,562
Citigroup, Inc., 3.75%, 6/16/24	500,000	524,413
Citigroup, Inc., 4.00%, 8/5/24	250,000	256,972
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	499,000	537,827
Credit Suisse, MTN, 3.625%, 9/9/24	250,000	258,701
Fifth Third Bancorp, 4.30%, 1/16/24	165,000	176,809
Fifth Third Bank, 2.875%, 10/1/21	250,000	253,594
HSBC Holdings plc, 5.10%, 4/5/21	624,000	713,584
JPMorgan Chase & Co., 4.625%, 5/10/21	780,000	870,215
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,382,512
JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	616,261
Northern Trust Co. (The), MTN, 6.50%, 8/15/18	468,000	541,866
Standard Chartered plc, 3.95%, 1/11/23(2)	160,000	160,909
U.S. Bancorp, MTN, 2.95%, 7/15/22	499,000	508,434
U.S. Bancorp, MTN, 3.60%, 9/11/24	300,000	313,351
Wells Fargo & Co., 5.625%, 12/11/17	1,249,000	1,387,960
Wells Fargo & Co., 4.125%, 8/15/23	400,000	427,412
Wells Fargo & Co., MTN, 3.00%, 2/19/25	375,000	377,093
		16,970,637
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	893,000	1,081,059
Diageo Capital plc, 2.625%, 4/29/23	500,000	498,220
		1,579,279
Biotechnology — 0.3%
Amgen, Inc., 5.85%, 6/1/17	637,000	700,100
Amgen, Inc., 3.625%, 5/22/24	350,000	368,776
Celgene Corp., 3.625%, 5/15/24	150,000	156,187
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	936,849
		2,161,912
Capital Markets†
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	325,019
Chemicals — 0.5%
Dow Chemical Co. (The), 2.50%, 2/15/16	737,000	748,226
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	305,248
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	192,551
Eastman Chemical Co., 3.60%, 8/15/22	999,000	1,040,092
Ecolab, Inc., 4.35%, 12/8/21	624,000	688,595
LYB International Finance BV, 4.875%, 3/15/44	400,000	430,738
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	248,337
Mosaic Co. (The), 5.625%, 11/15/43	200,000	238,441
		3,892,228

Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	468,000	496,470
Waste Management, Inc., 3.50%, 5/15/24	400,000	417,225
Waste Management, Inc., 3.125%, 3/1/25	350,000	354,106
		1,267,801
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	177,473
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	671,998
		849,471
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	1,050,000	1,050,501
American Express Credit Corp., 1.30%, 7/29/16	370,000	372,208
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,717
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	262,723
Discover Bank, 2.00%, 2/21/18	400,000	400,674
Discover Financial Services, 3.75%, 3/4/25	300,000	302,810
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	492,244
PNC Bank N.A., 6.00%, 12/7/17	499,000	556,109
		3,687,986
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	279,972
Diversified Financial Services — 1.3%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	357,144
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,186,000	1,226,446
General Electric Capital Corp., MTN, 4.375%, 9/16/20	1,100,000	1,222,608
General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	453,326
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	510,348
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	258,456
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	729,058
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,359,399
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	366,718
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,913,448
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	553,478
		8,950,429
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	468,000	456,564
AT&T, Inc., 6.55%, 2/15/39	533,000	656,526
AT&T, Inc., 4.80%, 6/15/44	350,000	360,439
British Telecommunications plc, 5.95%, 1/15/18	624,000	698,201
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	918,000	1,068,719
Orange SA, 2.75%, 2/6/19	300,000	310,996
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	860,462
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	376,259
Verizon Communications, Inc., 3.50%, 11/1/24	300,000	307,632
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	224,861
		5,320,659
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	473,629

Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,256,993
Sysco Corp., 3.00%, 10/2/21	300,000	310,028
Wal-Mart Stores, Inc., 2.875%, 4/1/15	425,000	425,000
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,151,796
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	1,057,539
		4,201,356
Food Products — 0.3%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,240,807
Mondelez International, Inc., 4.00%, 2/1/24	200,000	217,628
Unilever Capital Corp., 2.20%, 3/6/19	500,000	511,225
		1,969,660
Gas Utilities — 0.9%
Enbridge, Inc., 3.50%, 6/10/24	350,000	344,469
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	420,427
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	309,589
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	303,503
Enterprise Products Operating LLC, 3.70%, 6/1/15	468,000	470,089
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	310,932
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	270,595
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	894,818
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	386,464
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	712,000	733,742
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	491,806
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	305,145
Williams Partners LP, 4.125%, 11/15/20	531,000	553,890
Williams Partners LP, 4.30%, 3/4/24	600,000	599,794
		6,395,263
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 3.20%, 6/15/23	350,000	355,427
Medtronic, Inc., 2.50%, 3/15/20(2)	150,000	153,357
Medtronic, Inc., 2.75%, 4/1/23	312,000	312,996
Medtronic, Inc., 3.50%, 3/15/25(2)	100,000	104,759
Zimmer Holdings, Inc., 2.70%, 4/1/20	250,000	253,660
		1,180,199
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	406,000	407,234
Dignity Health, 2.64%, 11/1/19	300,000	305,919
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	544,021
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	388,488
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	440,404
		2,086,066
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	363,546
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	687,000	758,505
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	305,634
		1,064,139

Insurance — 0.9%
ACE INA Holdings, Inc., 3.15%, 3/15/25	300,000	307,369
American International Group, Inc., 4.875%, 6/1/22	780,000	887,791
American International Group, Inc., 4.50%, 7/16/44	350,000	377,311
American International Group, Inc., MTN, 5.85%, 1/16/18	400,000	447,146
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	805,413
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	399,428
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	426,792
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	1,012,531
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	306,499
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	417,811
Prudential Financial, Inc., VRN, 1.97%, 4/1/15	189,000	196,796
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	317,276
Voya Financial, Inc., 2.90%, 2/15/18	499,000	515,149
XLIT Ltd., 2.30%, 12/15/18	250,000	254,170
		6,671,482
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	125,644
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	604,000	616,347
Machinery — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	263,419
Deere & Co., 5.375%, 10/16/29	468,000	577,264
		840,683
Media — 1.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	978,313
CBS Corp., 3.50%, 1/15/25	300,000	303,537
Comcast Corp., 6.50%, 11/15/35	556,000	758,198
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	300,000	320,993
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,470,711
NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	814,397
Time Warner, Inc., 4.70%, 1/15/21	700,000	780,313
Viacom, Inc., 4.50%, 3/1/21	843,000	914,703
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	499,368
		6,840,533
Metals and Mining — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	574,000	590,270
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	979,140
Newmont Mining Corp., 6.25%, 10/1/39	462,000	471,776
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	494,319
		2,535,505
Multi-Utilities — 0.7%
CMS Energy Corp., 6.25%, 2/1/20	250,000	295,685
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	904,778
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,264,649
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	313,701
Duke Energy Corp., 3.55%, 9/15/21	780,000	834,893
Georgia Power Co., 4.30%, 3/15/42	250,000	271,730
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	266,859

Sempra Energy, 6.50%, 6/1/16	356,000	378,812
Sempra Energy, 2.40%, 3/15/20	250,000	253,069
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	212,486
		4,996,662
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	350,000	364,359
Oil, Gas and Consumable Fuels — 1.5%
Apache Corp., 4.75%, 4/15/43	599,000	628,561
BP Capital Markets plc, 2.50%, 11/6/22	262,000	256,674
BP Capital Markets plc, 2.75%, 5/10/23	375,000	366,208
Chevron Corp., 2.43%, 6/24/20	350,000	359,139
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	399,214
ConocoPhillips Co., 2.40%, 12/15/22	887,000	867,752
EOG Resources, Inc., 2.50%, 2/1/16	1,686,000	1,710,808
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	253,341
Noble Energy, Inc., 4.15%, 12/15/21	874,000	927,047
Occidental Petroleum Corp., 1.75%, 2/15/17	375,000	379,675
Petro-Canada, 6.80%, 5/15/38	250,000	331,084
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	324,049
Phillips 66, 4.65%, 11/15/34	300,000	318,924
Shell International Finance BV, 2.375%, 8/21/22	2,510,000	2,505,038
Statoil ASA, 2.45%, 1/17/23	468,000	461,312
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	369,456
Total Capital SA, 2.125%, 8/10/18	350,000	357,866
		10,816,148
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	152,238
International Paper Co., 6.00%, 11/15/41	325,000	387,174
		539,412
Personal Products — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	422,447
Pharmaceuticals — 0.7%
AbbVie, Inc., 2.90%, 11/6/22	577,000	574,491
Actavis Funding SCS, 3.45%, 3/15/22	900,000	923,171
Actavis Funding SCS, 3.85%, 6/15/24	350,000	362,212
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	507,534
Merck & Co., Inc., 2.40%, 9/15/22	499,000	498,685
Mylan, Inc., 2.60%, 6/24/18	210,000	214,569
Mylan, Inc., 2.55%, 3/28/19	300,000	301,857
Perrigo Finance plc, 3.90%, 12/15/24	200,000	207,454
Roche Holdings, Inc., 6.00%, 3/1/19(2)	566,000	655,928
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	629,980
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	314,235
		5,190,116
Real Estate Investment Trusts (REITs) — 0.3%
Boston Properties LP, 3.80%, 2/1/24	210,000	221,243
Essex Portfolio LP, 3.625%, 8/15/22	250,000	258,248
HCP, Inc., 5.375%, 2/1/21	312,000	351,676
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	253,847

Kilroy Realty LP, 3.80%, 1/15/23		331,000	339,629
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22		468,000	470,241
			1,894,884
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24		300,000	320,776
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25		300,000	303,182
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		250,000	286,458
Canadian National Railway Co., 4.50%, 11/7/43		375,000	434,862
CSX Corp., 4.25%, 6/1/21		799,000	883,532
Norfolk Southern Corp., 5.75%, 4/1/18		250,000	280,881
Norfolk Southern Corp., 3.85%, 1/15/24		100,000	108,117
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)		250,000	255,872
Union Pacific Corp., 2.75%, 4/15/23		250,000	255,209
			3,128,889
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 2.70%, 12/15/22		868,000	876,769
Software — 0.6%
Intuit, Inc., 5.75%, 3/15/17		443,000	480,120
Microsoft Corp., 2.125%, 11/15/22		787,000	773,952
Microsoft Corp., 3.75%, 2/12/45		200,000	201,680
Oracle Corp., 5.75%, 4/15/18		999,000	1,129,360
Oracle Corp., 2.50%, 10/15/22		999,000	1,000,755
Oracle Corp., 3.40%, 7/8/24		350,000	368,345
			3,954,212
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43		499,000	546,585
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18		250,000	248,613
Apple, Inc., 3.45%, 5/6/24		250,000	265,545
Apple, Inc., 4.45%, 5/6/44		400,000	447,588
Hewlett-Packard Co., 4.30%, 6/1/21		350,000	376,362
Seagate HDD Cayman, 4.75%, 1/1/25(2)		350,000	363,128
			1,701,236
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23		468,000	465,454
TOTAL CORPORATE BONDS (Cost $115,247,398)			120,203,798
SOVEREIGN GOVERNMENTS AND AGENCIES — 16.9%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,271,471
Canada — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,757,572	1,886,627
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,298,395	2,837,158
			4,723,785
France — 4.4%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,307,132	3,930,263
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,152,495	10,366,730
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,728,662	13,362,583
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,640,027	3,796,991
			31,456,567

Germany — 1.4%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,144,188	6,337,569
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	2,978,244	3,519,188
			9,856,757
Italy — 2.0%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,675,528	7,416,397
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	4,773,436	6,853,156
			14,269,553
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	144,204,200	1,282,908
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	527,500
United Kingdom — 7.8%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	13,322,195
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	6,084,736	11,252,476
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,812,000	30,001,427
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	296,598	665,904
			55,242,002
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $129,676,361)			119,630,543
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/1/15		$887,571	892,371
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/15		999,000	1,020,271
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)		2,750,000	2,828,470
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)		2,575,000	2,690,454
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47		2,225,000	2,417,666
COMM Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)		2,125,000	2,183,216
COMM Mortgage Trust, Series 2015-CR22, Class AM, 3.60%, 3/10/48		1,475,000	1,536,884
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47		1,625,000	1,817,441
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)		1,300,000	1,391,905
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		2,550,000	2,673,999
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/15(2)		2,877,000	2,990,686
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46		1,725,000	1,923,451
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46		1,075,000	1,207,924
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/15		1,249,000	1,258,983
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/15		1,108,000	1,121,514
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/15(2)		1,600,000	1,659,394
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,566,268)			29,614,629
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.1%
FHLMC, 4.50%, 4/1/41		16,295,593	17,999,729
FNMA, 4.50%, 5/1/39		4,882,983	5,461,165
FNMA, 4.00%, 11/1/41		1,866,950	2,014,537
FNMA, 4.00%, 11/1/41		1,384,508	1,494,018
FNMA, 4.00%, 2/1/42		1,896,108	2,031,136
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $27,962,095)			29,000,585
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		197,598	207,713
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33		418,678	440,188

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	161,399	163,339
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	613,506	621,001
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	330,440	346,980
CSMC Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 4/1/15(2)	1,400,000	1,390,815
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 4/1/15(2)	1,632,624	1,691,991
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	426,270	448,773
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.46%, 4/1/15	308,223	308,205
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 4/1/15	77,817	78,754
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/15	307,581	309,355
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 4/1/15(2)	1,277,120	1,331,585
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/15(2)	1,795,251	1,823,623
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 4/1/15(2)	2,392,305	2,475,880
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.42%, 4/1/15	382,248	383,350
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 4/25/15	280,357	270,500
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	547,791	567,509
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	358,636	383,457
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.62%, 4/1/15	1,494,952	1,531,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.62%, 4/1/15	2,755,250	2,808,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	127,796	132,234
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/15(2)	1,438,970	1,478,350
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,141,274)		19,194,231
ASSET-BACKED SECURITIES(3) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	2,018,763
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 4/9/15(2)	2,225,000	2,224,023
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,783,237	1,773,243
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	1,525,000	1,533,102
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	1,270,625	1,292,433
TOTAL ASSET-BACKED SECURITIES (Cost $8,831,573)		8,841,564
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	110,000	155,079
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	121,988
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	288,220
TOTAL MUNICIPAL SECURITIES (Cost $419,858)		565,287
TEMPORARY CASH INVESTMENTS — 1.3%
BNP Paribas Finance, Inc., 0.03%, 4/1/15(4)	9,356,000	9,355,974
SSgA U.S. Government Money Market Fund, Class N	450	450
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,356,450)		9,356,424
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $692,842,806)		718,544,721
OTHER ASSETS AND LIABILITIES — (1.6)%		(11,387,607)
TOTAL NET ASSETS — 100.0%		$707,157,114

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,100,000	USD	843,106	Barclays Bank plc	4/30/15	(6,643)
AUD	1,250,000	USD	981,938	JPMorgan Chase Bank N.A.	4/30/15	(31,411)
USD	608,582	AUD	800,000	Barclays Bank plc	4/30/15	245
USD	3,543,631	AUD	4,603,702	UBS AG	4/30/15	42,879
CAD	875,924	USD	700,000	State Street Bank and Trust	4/30/15	(8,664)
USD	750,000	CAD	935,545	JPMorgan Chase Bank N.A.	4/30/15	11,608
USD	600,000	CAD	761,623	JPMorgan Chase Bank N.A.	4/30/15	(1,122)
USD	1,000,000	CAD	1,249,815	State Street Bank and Trust	4/30/15	13,566
USD	4,235,329	CAD	5,262,227	Westpac Group	4/30/15	82,041
CHF	404,943	USD	441,302	Westpac Group	4/30/15	(24,142)
CLP	1,017,207,742	USD	1,619,113	UBS AG	4/30/15	6,079
USD	224,230	CLP	142,049,496	UBS AG	4/30/15	(2,723)
USD	1,362,652	CLP	863,239,998	UBS AG	4/30/15	(16,546)
USD	1,250,000	CZK	30,721,500	Barclays Bank plc	4/30/15	51,199
USD	7,999	CZK	192,984	JPMorgan Chase Bank N.A.	4/30/15	469
EUR	1,100,000	USD	1,170,015	JPMorgan Chase Bank N.A.	4/30/15	13,194
EUR	1,050,000	USD	1,197,638	Westpac Group	4/30/15	(68,212)
USD	1,734,624	EUR	1,550,000	Deutsche Bank	4/30/15	67,375
USD	14,915,691	EUR	13,331,687	JPMorgan Chase Bank N.A.	4/30/15	575,538
USD	1,310,976	EUR	1,200,000	JPMorgan Chase Bank N.A.	4/30/15	20,203
USD	46,290,585	EUR	40,290,626	UBS AG	4/30/15	2,952,203
GBP	1,250,000	USD	1,924,170	State Street Bank and Trust	4/30/15	(70,260)
GBP	700,000	USD	1,077,625	Westpac Group	4/30/15	(39,435)
USD	957,151	GBP	650,000	Barclays Bank plc	4/30/15	(6,882)
USD	1,045,131	GBP	700,000	Barclays Bank plc	4/30/15	6,941
USD	1,262,908	GBP	850,000	Deutsche Bank	4/30/15	2,249
USD	57,653,736	GBP	38,037,119	UBS AG	4/30/15	1,239,817
JPY	190,841,600	USD	1,600,000	Barclays Bank plc	4/30/15	(8,179)
JPY	84,819,700	USD	700,000	Barclays Bank plc	4/30/15	7,486
JPY	169,154,160	USD	1,400,000	State Street Bank and Trust	4/30/15	10,925
USD	3,217,288	JPY	377,181,605	JPMorgan Chase Bank N.A.	4/30/15	71,194
USD	1,550,000	JPY	185,806,250	State Street Bank and Trust	4/30/15	179
USD	2,200,000	JPY	265,604,240	Westpac Group	4/30/15	(15,420)
KRW	1,576,645,749	USD	1,447,792	Westpac Group	4/30/15	(27,805)
KRW	812,624,999	USD	746,212	Westpac Group	4/30/15	(14,331)
KRW	1,269,025,000	USD	1,150,000	Westpac Group	4/30/15	(7,068)
USD	1,300,000	KRW	1,436,825,000	UBS AG	4/30/15	5,941
NOK	6,149,888	USD	809,556	Barclays Bank plc	4/30/15	(46,669)
NOK	5,107,902	USD	650,000	Barclays Bank plc	4/30/15	(16,371)
USD	778,065	NOK	5,853,617	Deutsche Bank	4/30/15	51,930
USD	1,100,000	NOK	9,117,493	State Street Bank and Trust	4/30/15	(31,015)
NZD	1,267,216	USD	954,087	Barclays Bank plc	4/30/15	(9,290)
NZD	800,000	USD	589,989	JPMorgan Chase Bank N.A.	4/30/15	6,466
NZD	2,000,000	USD	1,524,314	State Street Bank and Trust	4/30/15	(33,177)
USD	1,502,332	NZD	2,050,000	UBS AG	4/30/15	(26,084)
SEK	7,442,653	USD	900,000	Barclays Bank plc	4/30/15	(35,451)
USD	1,668,577	SEK	13,666,343	JPMorgan Chase Bank N.A.	4/30/15	81,076
SGD	1,403,122	USD	1,030,344	Barclays Bank plc	4/30/15	(8,580)
USD	1,015,457	SGD	1,368,734	Westpac Group	4/30/15	18,734
TWD	11,381,500	USD	362,353	Westpac Group	4/30/15	2,002
USD	626,170	TWD	19,668,005	Westpac Group	4/30/15	(3,460)
						4,782,599

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
111	U.S. Treasury 10-Year Notes	June 2015	14,308,594	(188,741)
127	U.S. Treasury Long Bonds	June 2015	20,812,125	(351,334)
54	U.S. Treasury Ultra Long Bonds	June 2015	9,173,250	(168,205)
			44,293,969	(708,280)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(1,788,675)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(383,306)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(4,535,948)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(643,978)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(324,378)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(470,289)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(736,765)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,435,573)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(2,083,990)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(99,900)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(200,982)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(393,049)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(407,748)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(206,400)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(3,603,501)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(797,884)
						(19,112,366)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,933,495.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $44,932,105, which represented 6.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	382,137,660	—
Corporate Bonds	—	120,203,798	—
Sovereign Governments and Agencies	—	119,630,543	—
Commercial Mortgage-Backed Securities	—	29,614,629	—
U.S. Government Agency Mortgage-Backed Securities	—	29,000,585	—
Collateralized Mortgage Obligations	—	19,194,231	—
Asset-Backed Securities	—	8,841,564	—
Municipal Securities	—	565,287	—
Temporary Cash Investments	450	9,355,974	—
	450	718,544,271	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,341,539	—
Liabilities
Other Financial Instruments
Futures Contracts	(708,280)	—	—
Swap Agreements	—	(19,112,366)	—
Forward Foreign Currency Exchange Contracts	—	(558,940)	—
	(708,280)	(19,671,306)	—

3. Federal Tax Information

As of March 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$692,994,446
Gross tax appreciation of investments	$38,515,661
Gross tax depreciation of investments	(12,965,386)
Net tax appreciation (depreciation) of investments	$25,550,275

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2015